Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases	Minimum annual rentals on the operating facility for the fiscal years ending December 31 are as follows:
2012	158,196
2013	158,196
2014	158,196
2015	26,366
Total	$500,954